Contractual Commitments - Additional Expenditures and Expected Year of Payment (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Contractual Commitments [Line Items]
2017	$ 681,690
2018	365,500
2019	213,148
2020	106,320
2021	89,112
2022 and thereafter	416,146
Total contractual commitments	1,871,916
Sublease [Member]
Contractual Commitments [Line Items]
2017	(410)
2018	(407)
2019	(355)
2020	(263)
2021	(48)
2022 and thereafter	(184)
Total Sublease Rental Income	(1,667)
Satellite Construction and Launch Obligations [Member]
Contractual Commitments [Line Items]
2017	482,546
2018	234,238
2019	121,925
2020	32,269
2021	30,682
2022 and thereafter	47,814
Total contractual commitments	949,474
Satellite Performance Incentive Obligations [Member]
Contractual Commitments [Line Items]
2017	44,878
2018	34,147
2019	32,224
2020	32,150
2021	31,354
2022 and thereafter	187,459
Total contractual commitments	362,212
Horizons-3 Satellite LLC Contribution Obligations [Member]
Contractual Commitments [Line Items]
2017	21,700
2018	36,400
2019	4,600
2020	11,700
2021	13,300
2022 and thereafter	74,700
Total contractual commitments	162,400
Operating Leases [Member]
Contractual Commitments [Line Items]
2017	14,304
2018	13,795
2019	13,597
2020	13,128
2021	12,954
2022 and thereafter	106,357
Total contractual commitments	174,135
Customer and Vendor Contracts [Member]
Contractual Commitments [Line Items]
2017	118,672
2018	47,327
2019	41,157
2020	17,336
2021	870
Total contractual commitments	$ 225,362